ORDINARY SHARES (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class A Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Oridinary shares, shares isued	38,858,199	38,756,289	34,206,939
Shares outstanding	38,858,199	38,756,289
Class C Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Oridinary shares, shares isued	4,708,415	4,708,415	4,708,415
Shares outstanding	4,708,415	4,708,415	4,708,415